Risk Management Section - Cover Values Including Guarantees Received - Business Lending Portfolio Per Economic Sector (Parenthetical) (Detail) - EUR (€) € in Billions	Dec. 31, 2017	Dec. 31, 2016
Maximum [member] | Other economic sector [member]
Disclosure of country risk exposure [line items]
Outstandings amount	€ 13	€ 13